Employee Benefits - Summary of Funding Requirement and Asset Ceiling (Detail) - Japanese Defined Benefit Plans [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of defined benefit plans [line items]
Beginning balance	¥ 572,107	¥ 268,228
Interest income	13,542	4,694
Change in asset ceiling excluding interest income	133,201	299,185
Ending balance	¥ 718,851	¥ 572,107